Long-Term Debt - Schedule of long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 0	$ 51,000
2016	350,000	26,000
2017	150,000	351,000
2018	75,000	125,049
2019	25,000	75,333
2020		25,462
Thereafter	150,000	150,699
Total long-term debt, excluding prepayment penalty	750,000	804,543
Prepayment penalty	(11,895)	(17,941)
Total long-term debt	$ 738,105	$ 786,602
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2015	0.00%	2.00%
2016	1.68%	0.92%
2017	2.04%	1.68%
2018	1.96%	2.11%
2019	2.14%	1.97%
2020		2.19%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 150,000
Thereafter		3.33%
Average rate, total, excluding prepayment penalty	2.12%	2.09%
Average rate, total	2.16%	2.89%
Long Term Debt Maturities Average Rate In After Year Five	3.32%
FHLB Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 0	$ 51,000
2016	50,000	26,000
2017	150,000	51,000
2018	75,000	125,049
2019	25,000	75,333
2020		25,462
Thereafter		150,699
Total long-term debt, excluding prepayment penalty	$ 450,000	$ 504,543
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2015	0.00%	2.00%
2016	1.25%	0.92%
2017	2.04%	1.28%
2018	1.96%	2.11%
2019	2.14%	1.97%
2020		2.19%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 150,000
Thereafter		3.33%
Average rate, total, excluding prepayment penalty	2.37%	2.30%
Long Term Debt Maturities Average Rate In After Year Five	3.32%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 300,000
2018		$ 300,000
Total long-term debt, excluding prepayment penalty	300,000	$ 300,000
Prepayment penalty	$ (9,800)
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	1.75%
2018		1.75%
Average rate, total, excluding prepayment penalty	1.75%	1.75%